Consolidated balance sheets (CHF) In Millions, except Share data	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Assets (CHF million)
Cash and due from banks	68,073	73,360	65,467	77,524
of which reported from consolidated VIEs	1,491	1,510	1,432	2,008
Interest-bearing deposits with banks	1,940	1,437	1,524	2,231
of which reported at fair value	336	0	0	289
of which reported from consolidated VIEs	0	0	0	289
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	200,091	204,491	220,443	250,122
of which reported at fair value	117,340	116,468	136,906	153,125
of which reported from consolidated VIEs	0	0	0	1,330
Securities received as collateral, at fair value	32,057	37,033	42,147	42,888
of which encumbered	18,130	20,734	21,352	23,907
Trading assets, at fair value	302,626	314,201	324,704	350,093
of which encumbered	85,467	88,210	87,723	112,161
of which reported from consolidated VIEs	7,479	8,469	8,717	6,512
Investment securities	5,550	6,483	8,397	9,837
of which reported at fair value	5,404	6,026	7,945	9,417
of which reported from consolidated VIEs	45	55	72	422
Other investments	14,086	16,166	16,482	19,805
of which reported at fair value	11,147	13,033	13,448	17,055
of which reported from consolidated VIEs	2,043	2,482	2,334	2,826
Net loans	220,030	222,510	218,842	227,205
of which reported at fair value	19,191	19,843	18,552	23,219
of which encumbered	347	553	783	1,098
of which reported from consolidated VIEs	4,036	4,459	3,745	5,922
allowance for loan losses	(916)	(974)	(1,017)	(1,253)
Premises and equipment	6,651	6,669	6,725	6,701
of which reported from consolidated VIEs	91	80	72	57
Goodwill	7,908	8,433	8,585	9,582
Other intangible assets	281	294	312	377
of which reported at fair value	50	58	66	90
Brokerage receivables	40,845	47,275	38,769	51,699
Other assets	76,785	78,116	79,585	89,815
of which reported at fair value	37,887	39,216	39,470	44,152
of which encumbered	2,510	2,534	2,388	3,015
of which reported from consolidated VIEs	16,764	18,749	19,570	19,950
Assets of discontinued operations held-for-sale	0	0	23	69
Total assets	976,923	1,016,468	1,032,005	1,137,948
Liabilities and equity (CHF million)
Due to banks	41,987	41,113	37,493	37,822
of which reported at fair value	3,477	4,443	3,444	3,869
Customer deposits	286,455	293,295	287,564	287,400
of which reported at fair value	3,675	3,607	3,537	3,656
of which reported from consolidated VIEs	433	29	54	34
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	142,245	141,078	168,394	202,934
of which reported at fair value	109,282	111,385	123,697	130,279
Obligation to return securities received as collateral, at fair value	32,057	37,033	42,147	42,888
Trading liabilities, at fair value	120,452	134,846	133,997	164,437
of which reported from consolidated VIEs	165	183	188	383
Short-term borrowings	20,373	23,023	21,683	22,128
of which reported at fair value	4,046	4,838	3,308	3,304
of which reported from consolidated VIEs	4,126	4,733	4,333	4,352
Long-term debt	164,159	175,877	173,752	182,710
of which reported at fair value	76,844	83,811	83,692	92,132
of which reported from consolidated VIEs	18,184	20,155	19,739	21,918
Brokerage payables	67,315	64,693	61,746	83,472
Other liabilities	61,573	62,222	62,214	67,573
of which reported at fair value	29,677	31,995	29,185	30,018
of which reported from consolidated VIEs	820	778	840	1,603
Total liabilities	936,616	973,180	988,990	1,091,364
Common shares	48	48	47	47
Additional paid-in capital	21,107	22,565	23,026	22,462
Retained earnings	27,121	26,455	25,316	23,961
Treasury shares, at cost	(111)	0	(552)	0
Accumulated other comprehensive income/(loss)	(16,949)	(15,011)	(14,555)	(10,837)
Total shareholders' equity	31,216	34,057	33,282	35,633
Noncontrolling interests	9,091	9,231	9,733	10,951
Total equity	40,307	43,288	43,015	46,584
Total liabilities and equity	976,923	1,016,468	1,032,005	1,137,948
Additional share information
Par value (CHF) (in CHF per share)	0.04	0.04	0.04	0.04
Authorized shares (million) (in shares)	1,868,100,000	1,468,300,000	1,468,300,000	1,468,500,000
Issued shares (million) (in shares)	1,202,200,000	1,201,000,000	1,186,100,000	1,186,100,000
Treasury shares (million) (in shares)	3,103,396		12,228,377
Shares outstanding (million) (in shares)	1,199,100,000	1,201,000,000	1,173,900,000	1,186,100,000